Business Combination (Tables)	3 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The Company accounted for the Mergers as a business combination using the purchase method of accounting. As a result, the Company determined its preliminary allocation of the fair value of the assets acquired and the liabilities assumed of the Predecessor as follows:

Cash	$9,188
Receivables	14,768
Inventories	124,354
Prepaid expenses and other	4,055
Property and equipment	73,642
Intangible assets	68,200
Other assets	200
Total assets acquired	294,407

Accounts payable, accrued expenses and other current liabilities	26,527
Floor plan notes payable	95,663
Financing liability	56,000
Deferred tax liability	20,370
Long-term debt	8,781
Total liabilities assumed	207,341

Net assets acquired	$87,066

Schedule of Fair Value of Consideration Paid

The fair value of the consideration paid was as follows:

Cash consideration paid	$86,741
Common stock issued to former stockholders, option holders, and bonus receipients of Lazydays RV	29,400
Total consideration	$116,141

Schedule of Goodwill Associated with Merger	Goodwill associated with the Mergers is detailed below:
Total consideration	$116,141
Less net assets acquired	87,066
Goodwill	$29,075

Schedule of Identifiable Intangible Assets Acquired

The following table summarizes the Company’s preliminary allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing of the Mergers.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Trade names and trademarks	$30,100	N/A
Customer relationships	9,100	12 years
Manufacturer relationships	29,000	12 Years
Total intangible assets	$68,200

Schedule of Pro Forma Financial Information

The following unaudited pro forma financial information summarizes the combined results of operations for the Company as though the Mergers had been consummated on January 1, 2017.

	Pro Forma Combined Statements of Income
	For the Three Months Ended March 31,
	2018	2017
Revenue	$177,844	$169,965
Income before income tax expense	$6,111	$5,411
Net income	$4,196	$3,349